Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net Loss	$ (2,537,113)	$ (3,175,543)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	21,907	5,175
Inventories reserve	(852)	6,448
Depreciation expense	162,242	151,670
Amortization of intangible assets	0	9,025
Impairment of intangible assets	0	47,975
Impairment of goodwill	0	458,490
Amortization of right of use assets	(2,428)	(673)
Stock based compensation	48,000	75,218
Stock option compensation	605,150	432,250
Changes in operating assets and liabilities:
Accounts receivable	(75,125)	102,956
Accounts receivable - related party	0	39,625
Inventories	21,289	15,932
Prepaid expenses	(44,282)	68,862
Deposit - Current portion	(100,000)	0
Deposits	0	7,210
Accounts payable and accrued liabilities	8,132	(38,705)
Accounts payable - related party	17,471	(4,921)
Other current liabilities	(12,238)	9,610
Interest payable - related party	(1,750)	1,750
Customer deposit	(70,294)	77,540
Other liabilities	4,800	12,335
Net cash flows used in operating activities	(1,955,091)	(1,697,771)
Cash flows from investing activities:
Cash from acquisition	0	201,482
Purchase of property and equipment	(1,314)	(11,148)
Cash paid for building improvement	0	(205,444)
Cash paid for acquisition	0	(550,000)
Net cash flows used in investing activities	(1,314)	(565,110)
Cash flows from financing activities:
Proceeds from SBA loan	396,860	0
Payment on promissory note	(50,000)	0
Net cash flows provided by financing activities	346,860	0
Net change in cash	(1,609,545)	(2,262,881)
Cash beginning of period	2,192,870	4,455,751
Cash end of period	583,325	2,192,870
Supplemental cash flow disclosure:
Cash paid for income taxes	0	0
Cash paid for interest	1,831	0
Supplemental disclosures of non-cash investing and financing activities:
Promissory note issued for acquisition	0	50,000
Shares issued for acquisition	$ 0	$ 290,716